DoubleLine Low Duration Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)
1
P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN CORPORATE BONDS - 58.4%
AUSTRALIA - 1.0%
1,350,000 AngloGold Ashanti Holdings PLC ......................................... 3.75% 10/1/2030 1,277,673
BRAZIL - 10.0%
1,176,000 BRF GmbH ........................................................ 4.35% 9/29/2026 1,171,648
400,000 Gerdau Trade, Inc. ................................................... 4.88% 10/24/2027 399,475
1,795,404 Guara Norte Sarl .................................................... 5.20% 6/15/2034 1,736,626
1,881,880 MV24 Capital BV .................................................... 6.75% 6/1/2034 1,874,062
1,800,000 NBM US Holdings, Inc. ................................................ 6.63% 8/6/2029 1,799,217
1,943,503 Prumo Participacoes e Investimentos S/A ................................... 7.50% 12/31/2031 1,983,005
950,000 Suzano Austria GmbH ................................................. 5.00% 1/15/2030 938,365
900,000 Ultrapar International SA ............................................... 5.25% 10/6/2026 900,102
200,000 Ultrapar International SA ............................................... 5.25% 6/6/2029 200,650
1,400,000 Vale Overseas Ltd. ................................................... 3.75% 7/8/2030 1,335,157
12,338,307
CHILE - 7.8%
1,300,000 Antofagasta PLC .................................................... 2.38% 10/14/2030 1,175,103
1,500,000 Banco Santander Chile ................................................ 4.55% 11/20/2030 1,479,375
1,000,000 Banco Santander Chile
(a)
............................................... 4.55% 11/20/2030 986,250
3,368,209 Chile Electricity PEC SpA
(a)
............................................. 0.00% 1/25/2028 3,110,541
208,400 Empresa Electrica Angamos SA .......................................... 4.88% 5/25/2029 191,909
2,678,000 GNL Quintero SA .................................................... 4.63% 7/31/2029 2,674,119
9,617,297
COLOMBIA - 1.8%
2,213,331 AL Candelaria Spain SA ............................................... 7.50% 12/15/2028 2,259,578
GUATEMALA - 1.7%
1,080,000 Millicom International Cellular SA ......................................... 5.13% 1/15/2028 1,074,040
965,700 Millicom International Cellular SA ......................................... 6.25% 3/25/2029 970,264
2,044,304
INDIA - 5.3%
803,000 Adani International Container Terminal Pvt Ltd. ................................ 3.00% 2/16/2031 745,643
2,000,000 Adani Ports & Special Economic Zone Ltd. ................................... 4.38% 7/3/2029 1,943,871
1,964,750 JSW Hydro Energy Ltd. ................................................ 4.13% 5/18/2031 1,822,055
1,300,000 JSW Infrastructure Ltd. ................................................ 4.95% 1/21/2029 1,287,895
750,000 Reliance Industries Ltd. ................................................ 3.67% 11/30/2027 738,629
6,538,093
INDONESIA - 3.7%
1,500,000 Freeport Indonesia PT ................................................. 4.76% 4/14/2027 1,506,827
400,000 Freeport Indonesia PT
(a)
................................................ 4.76% 4/14/2027 401,820
1,450,000 Indofood CBP Sukses Makmur Tbk ........................................ 3.40% 6/9/2031 1,327,390
1,362,900 Minejesa Capital BV .................................................. 4.63% 8/10/2030 1,345,709
4,581,746
JAMAICA - 0.0%
(b)
175,590 Digicel Group Holdings Ltd.
(a)(c)(d)
.......................................... 0.00% 12/31/2030 8,829
56,293 Digicel Group Holdings Ltd.
(a)(c)(d)
.......................................... 0.00% 12/31/2030 404
9,233
MALAYSIA - 1.3%
1,750,000 Axiata SPV2 Bhd .................................................... 2.16% 8/19/2030 1,585,102
MEXICO - 8.5%
1,250,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)
(e)
............ 7.63% 1/10/2028 1,255,666
1,200,000 Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr.
CMT Rate + 3.00%) .............................................. 7.53% 10/1/2028 1,243,910
1,200,000 Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand .... 5.62% 12/10/2029 1,220,621
2,500,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.31%) .................................................. 5.88% 9/13/2034 2,462,299
1,000,000 Cemex SAB de CV ................................................... 5.45% 11/19/2029 1,006,862
613,700 Cometa Energia SA de CV .............................................. 6.38% 4/24/2035 634,163
2,605,603 Mexico Generadora de Energia S de RL .................................... 5.50% 12/6/2032 2,600,008
10,423,529
PARAGUAY - 0.2%
280,000 Rutas 2 & 7 Finance Ltd. ............................................... 0.00% 9/30/2036 215,040

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
2
PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
PERU - 8.4%
1,800,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)
(a)
........................ 3.25% 9/30/2031 1,790,648
1,300,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%) ......................... 3.25% 9/30/2031 1,293,246
2,600,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%) ............... 6.40% 4/30/2035 2,678,910
2,200,000 InRetail Consumer ................................................... 3.25% 3/22/2028 2,121,512
1,300,000 Intercorp Financial Services, Inc. ......................................... 4.13% 10/19/2027 1,288,771
1,200,000 Minsur SA ......................................................... 4.50% 10/28/2031 1,151,113
10,324,200
SINGAPORE - 4.2%
3,000,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%) .................... 4.60% 6/15/2032 2,997,748
300,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%) ........................... 2.00% 10/14/2031 297,727
1,900,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%) ........................... 3.86% 10/7/2032 1,880,171
5,175,646
SOUTH AFRICA - 1.7%
2,000,000 Gold Fields Orogen Holdings BVI Ltd. ...................................... 6.13% 5/15/2029 2,041,819
UNITED STATES - 2.0%
2,500,000 Freeport-McMoRan, Inc. ............................................... 4.13% 3/1/2028 2,478,321
VIETNAM - 0.8%
952,342 Mong Duong Finance Holdings BV ........................................ 5.13% 5/7/2029 940,860
Total Foreign Corporate Bonds
(Cost $71,670,545) 71,850,748
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 40.1%
BRAZIL - 1.8%
1,000,000 Brazilian Government International Bond .................................... 4.50% 5/30/2029 994,200
1,300,000 Petrobras Global Finance BV ............................................ 5.13% 9/10/2030 1,278,830
2,273,030
CHILE - 5.0%
2,408,000 Chile Electricity Lux Mpc Sarl ............................................ 6.01% 1/20/2033 2,485,513
1,250,000 Chile Government International Bond ...................................... 2.45% 1/31/2031 1,134,844
1,300,000 Chile Government International Bond ...................................... 4.35% 4/13/2031 1,279,200
1,350,000 Corp. Nacional del Cobre de Chile ........................................ 3.00% 9/30/2029 1,272,670
6,172,227
COLOMBIA - 2.7%
1,200,000 Ecopetrol SA ....................................................... 4.63% 11/2/2031 1,101,634
2,200,000 Oleoducto Central SA ................................................. 4.00% 7/14/2027 2,172,968
3,274,602
COSTA RICA - 0.8%
900,000 Costa Rica Government International Bond .................................. 6.13% 2/19/2031 930,978
DOMINICAN REPUBLIC - 2.5%
1,100,000 Dominican Republic International Bond ..................................... 5.95% 1/25/2027 1,108,085
2,000,000 Dominican Republic International Bond ..................................... 5.50% 2/22/2029 2,005,300
3,113,385
GUATEMALA - 1.3%
1,600,000 Guatemala Government Bond ........................................... 5.25% 8/10/2029 1,603,984
HUNGARY - 1.1%
1,500,000 Hungary Government International Bond .................................... 2.13% 9/22/2031 1,303,708
INDIA - 1.2%
1,500,000 BPRL International Singapore Pte Ltd. ...................................... 4.38% 1/18/2027 1,496,350
INDONESIA - 3.4%
1,600,000 Pertamina Persero PT ................................................. 3.65% 7/30/2029 1,540,381
2,700,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 4.13% 5/15/2027 2,685,094
4,225,475
MALAYSIA - 3.3%
2,700,000 MISC Capital Two Labuan Ltd. ........................................... 3.75% 4/6/2027 2,679,827
1,400,000 TNB Global Ventures Capital Bhd ......................................... 3.24% 10/19/2026 1,395,592
4,075,419

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
3
PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
MEXICO - 5.9%
750,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands
(a)
..................... 5.88% 5/7/2030 760,950
200,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands ...................... 5.88% 5/7/2030 202,920
1,500,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%) .... 2.72% 8/11/2031 1,492,951
1,609,000 Comision Federal de Electricidad ......................................... 4.69% 5/15/2029 1,581,874
300,000 Comision Federal de Electricidad ......................................... 5.70% 1/24/2030 300,831
400,000 Mexico City Airport Trust ............................................... 3.88% 4/30/2028 390,370
2,600,000 Mexico Government International Bond ..................................... 4.50% 4/22/2029 2,570,750
7,300,646
MOROCCO - 2.5%
2,050,000 Morocco Government International Bond .................................... 2.38% 12/15/2027 1,979,528
1,100,000 OCP SA ........................................................... 6.10% 4/30/2030 1,124,507
3,104,035
PARAGUAY - 2.4%
2,845,821 Bioceanico Sovereign Certificate Ltd. ...................................... 0.00% 6/5/2034 2,335,338
624,000 Paraguay Government International Bond ................................... 4.95% 4/28/2031 626,427
2,961,765
PERU - 5.7%
750,000 Fondo MIVIVIENDA SA ................................................ 5.40% 3/31/2031 756,562
500,000 Fondo MIVIVIENDA SA
(a)
............................................... 5.40% 3/31/2031 504,375
1,202,070 Lima Metro Line 2 Finance Ltd. ........................................... 5.88% 7/5/2034 1,229,198
1,765,556 Lima Metro Line 2 Finance Ltd. ........................................... 4.35% 4/5/2036 1,681,104
3,000,000 Peruvian Government International Bond .................................... 2.84% 6/20/2030 2,820,000
6,991,239
SOUTH KOREA - 0.5%
650,000 Korea National Oil Corp. ............................................... 4.00% 9/29/2028 640,266
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $49,284,375) 49,467,109
SHARES
SHORT TERM INVESTMENTS - 0.5%
193,768
BNY Dreyfus Government Cash Management - Institutional
(f)
...................... 3.54% 193,768
188,068
MSILF Government Portfolio - Institutional
(f)
.................................. 3.56% 188,068
188,069
Northern Institutional Funds -Treasury Portfolio - SHR
(f)
.......................... 3.56% 188,069
Total Short Term Investments
(Cost $569,905) 569,905
Total Investments - 99.0%
(Cost $121,524,825) 121,887,762
Other Assets in Excess of Liabilities - 1.0% 1,209,041
NET ASSETS - 100.0%
$123,096,803
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 7,563,817 or 6.14% of the Fund’s net assets.
(b) Represents less than 0.05% of net assets.
(c) Value determined using significant unobservable inputs.
(d) Security is in default or has failed to make a scheduled payment.
(e) Perpetual maturity. The date disclosed is the next call date of the security.
(f) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds